TANGIBLE ASSETS - Tangible assets for own use (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ 9,608,300	$ 7,243,441	$ 6,995,890
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	13,680,962	11,157,542	10,630,546	$ 10,746,735
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(4,069,835)	(3,906,757)	(3,628,905)	(3,505,547)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,827)	(7,344)	(5,751)	(5,747)
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	6,935,437	4,600,105	4,427,803
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	9,702,586	7,368,175	7,113,556	7,456,503
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,764,384)	(2,760,780)	(2,680,412)	(2,720,889)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,765)	(7,290)	$ (5,341)	$ (5,372)
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	507,045	756,817
Property, plant and equipment not subject to operating leases [member] | Land [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	508,911	758,682
Property, plant and equipment not subject to operating leases [member] | Land [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,866)	(1,865)
Property, plant and equipment not subject to operating leases [member] | Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	725,358	1,217,212
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,073,721	1,624,279
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(347,660)	(406,255)
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(703)	(812)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	141,847	145,764
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	640,006	645,546
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(498,112)	(499,752)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(47)	(30)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	481,667	518,817
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,503,419	1,521,882
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,021,605)	(1,002,890)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(147)	(175)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	19,979	19,289
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	98,071	98,918
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(78,092)	(79,629)
Property, plant and equipment not subject to operating leases [member] | Machinery [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	4,417,955	1,360,979
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	5,057,435	1,957,838
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(639,478)	(592,451)
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2)	(4,408)
Property, plant and equipment not subject to operating leases [member] | Warehouses [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	7,532	7,646
Property, plant and equipment not subject to operating leases [member] | Warehouses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	11,096	11,037
Property, plant and equipment not subject to operating leases [member] | Warehouses [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(3,564)	(3,391)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	56,759	93,290
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	185,840	226,588
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(129,081)	(133,298)
Property, plant and equipment not subject to operating leases [member] | Construction in progress [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	292,211	208,234
Property, plant and equipment not subject to operating leases [member] | Construction in progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	292,211	208,234
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	285,084	272,057
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	331,876	315,171
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (46,792)	$ (43,114)